Castmor Resources, Ltd.
           427 Princess Street, Suite 406, Kingston, Ontario  K7L 5S9
                 Tel:  (613) 617-5107     Fax:  (613) 383-0247

                                                               February 25, 2011

VIA  EDGAR  AND  POST

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

          Re: CASTMOR RESOURCES LTD.
              REGISTRATION STATEMENT ON FORM S-1
              FILED OCTOBER 5, 2010
              FILE NO. 333-169764
              AMENDMENT NO. 1 TO FORM 10-K FOR FISCAL YEAR ENDED AUGUST 31, 2010 FILED NOVEMBER 30, 2010
              FILE NO. 000-53310

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 2 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, November 2, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1

General

1.     We have noted the Staff's reminder.

2.     In response to the Staff's comment, we have added the promissory note as
Exhibit 10.2 to the Registration Statement.

Prospectus Cover Page

3. We have revised the cover page and the Plan of Distribution (on page 27 of the prospectus) to state that there will be no extension of the offering period.

Prospectus Summary, page 3

Our Business, page 3

4. In response to the Staff's comment, we have revised the Prospectus Summary (at page 3 of the prospectus) to avoid the use of the term, and the Description of Business (on page 18 of the prospectus) to define the term at first usage.

Risk Factors, page 5

5. In response to the Staff's comment, we seek further clarification as to the nature of the risk that the Staff requires us to disclose. The "pattern" described by the Staff relates, at first instance, to the risk that a controlling shareholder may sell his shares to another person or persons who may then determine that the company should pursue other business interests. The risk that a controlling person or group of persons may sell their holdings in a company is a risk shared by all companies, and therefore should not properly be included as a risk factor. Similarly, it is a risk to shareholders inherent in all companies that the resignation or replacement of directors or officers may result in a change in the business of the issuer if they determined that it is in the best interests of the company to do so. Finally, it is a risk shared by all businesses, corporate or otherwise, that the business may fail. If a company's business plan cannot be executed, or if it is executed and is unsuccessful, then it is to be expected that shareholders may sell their shares and directors may modify the business plan in the best interests of the company.

     We note that there is ample risk factor treatment in the Registration Statement of risks that could result in Castmor's business failing, or a decline in the value of a shareholder's investment. We fail to see the risk alluded to by the Staff, or how any of the facts identified by the Staff form the grounds for a risk that is not otherwise inherent to every business corporation. We therefore respectfully ask the Staff to provide guidance as to the specific factor that makes the offering speculative or risky, and why that factor would not apply to any other issuer or any offering, as described in Item 503(c) of Regulation S-K.

Description of Business, page 12

6. In response to the Staff's comment, we remind the Staff that Castmor is a smaller reporting company and that under Item 101(h) of Regulation S-K, the relevant period referred to by Staff is three years. Furthermore, we have been unable to find any reference in Item 101 as to the relevance of the identity of the original founder, nor as to any change in the controlling shareholders, directors or officers of the issuer whatsoever. We respectfully ask the Staff to identify the specific provision in Item 101(h) or the remainder of Item 101, or any other applicable statute, regulation, rule, interpretation or guidance that requires the disclosure of the original founder.

7. In response to the Staff's comment, we advise that we have not adopted the information concerning Mr. Thomas by reference. The information concerning Mr. Thomas' departure from the company has been disclosed publicly disclosed, as already stated, and is not otherwise relevant or material to a description of the general development of our business, as required by Item 101(h) of Regulation S-K, or otherwise. We respectfully ask the Staff to provide the basis for their comment, and in particular, to identify the specific provision in Item 101(h) or the remainder of Item 101, or any other applicable statute, regulation, rule, interpretation or guidance that requires the disclosure of the information requested.

8. In response to the Staff's comment, we have amended the disclosure (on page 12 of the prospectus) to state that the acquisition of our mineral rights have been capitalized in accordance with our accounting policy, regardless of the determination of economic reserves.

Overview, page 21

9. In response to the Staff's comment, we advise that we have provided all the information that is relevant to Mr. Quijada's level of professional competence under Item 401(e) of Regulation S-K, or is otherwise required thereby (we presume the Staff meant to refer to Item 401(e) and not Item 402(e)). Mr. Quijada's outside business activities are not related to or in conflict with his duties and responsibilities to Castmor, and we have revised our disclosure accordingly (on page 21 of the prospectus). Mr. Quijada is a self-employed business consultant and an entrepreneur. We refer the Staff to our disclosure with respect to Mr. Quijada's business experience on page 23 of the prospectus, wherein it states, "Since 2003, he has served as an independent consultant, advising companies on corporate development and finance." We respectfully ask the Staff to specifically identify the provisions of Item 401(e) that require any further information concerning Mr. Quijada's current business activities than have been already provided.

Certain Relationships and Related Transactions, page 23

10. In response to the Staff's comment, we have revised the disclosure (on page 25 of the prospectus) to state that the acquisition of our mineral claims from Mr. Mills and his subsequent financing of the Company were not contingent upon one another.

Experts, page 28

11. In response to the Staff's comment, we have made the requested amendment (on page 29 of the prospectus).

Index to Financial Statements, page F-1

Balance Sheets, page F-3

12. In response to the Staff's comment, we seek further clarification. Our disclosure states that the increase in our total assets was due to the Private Placement and the Loan. We do not understand the how the Staff interpreted the disclosure as stating that prepaid expenses were due to the Private Placement and the Loan.

Statements of Stockholders' Equity, page F-4

13.     In response to the Staff's comment, we have corrected the error.

Statements of Cash Flows, page F-5

14. In response to the Staff's comment, we confirm that we had no cash balances held in foreign currencies requiring separate consideration on our statements of cash flows as contemplated by FASB Topic ASC 830-230-45-1.

Note 2 - Summary of Significant Accounting Policies, page F-7

Foreign Currency Transactions, page F-7

15. In response to the Staff's comment, we advise that we commenced operations using the U.S. dollar as our functional currency, since the vast majority of our expenses and our financing (debt and equity) were in USD. We have no sales at present, so sales price and sales market are not relevant. We have experienced negative cash flow since inception, which has been primarily in USD. That situation has not changed. Therefore, we continue to use USD as our functional currency.

Mineral Property Payments and Exploration Costs, page F-8

16.     In response to the Staff's comment, we have revised the disclosure.

Engineering Comments

17. In response to the Staff's comment, we have included the map in our filing.

Amendment No. 1 to Form 10-K for Fiscal Year Ending August 31, 2010

General

18.     We have noted the Staff's comment.

Item 9A.  Controls and Procedures

Changes in Disclosure Controls and Procedures

19. In response to the Staff's comment, we have revised our disclosure to state that no changes to our internal controls will take place until there is a significant change in our level of operations and capital resources.

20.     In response to the Staff's comment, we have revised our disclosure.

21. In response to the Staff's comment, we advise that we have not implemented any enhanced controls.

Item 10. Directors, Executive Officers, Promoters and Control Persons; Compliance with Section 16(a) of the Exchange Act

22. In response to the Staff's comment, we advise that there were no delinquent filers pursuant to Item 405 of Regulation S-K, and we have checked the appropriate box on the cover page our Form 10-K.

Exhibit 31.1  Certifications

23. In response to the Staff's comment, we have revised the language of the certification.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                   Yours very truly,


                                   /s/ Alfonso Quijada
                                   Alfonso Quijada
                                   President

Enclosures